INVENTORIES	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
INVENTORIES
NOTE 3:       INVENTORIES

Inventories consist of the following as of December 31, 2024 and 2023:

Details	2024	2023
Raw materials	$127,171	$145,894
Work in process	118,642	116,698
Finished goods	22,482	20,096
	$268,295	$282,688

Work in process and finished goods are presented net of aggregate write-downs to net realizable value of $8,803 and $8,327 as of December 31, 2024 and 2023, respectively.